Expense Example - Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF - Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	1 Year	3 Years	5 Years	10 Years
USD ($)	66	208	362	810